FAIR VALUE - Carrying Value and Estimated Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities: [Abstract]
Available for sale	$ 15,706	$ 14,883
Carrying Value [Member]
Financial assets: [Abstract]
Cash	56,582	37,162
Cash equivalents	270,265	315,205
Loans held for sale		2,129
Investment securities: [Abstract]
Available for sale	15,706	14,883
Held for long-term investment	2,736	2,737
Total investment securities	18,442	17,620
Federal Home Loan Bank and Federal Reserve Bank stock	10,531	12,807
Loans secured by real estate: [Abstract]
Commercial	756,970	893,644
Residential Real Estate Loans Fair Value Disclosure	253,693	325,730
Construction, land development and other land	56,425	102,414
Total loans secured by real estate	1,067,088	1,321,788
Commercial And Other Business Purposes Loans Fair Value Disclosure	128,096	178,417
Consumer Loans Receivable Fair Value Disclosure	9,324	12,216
Other Loans Receivable Fair Value Disclosure	2,159	2,779
Total portfolio loans	1,206,667	1,515,200
Less allowance for loan losses	(63,455)	(85,788)
Net portfolio loans	1,143,212	1,429,412
Deposits: [Abstract]
Noninterest-bearing	323,411	325,607
Interest-bearing: [Abstract]
Demand accounts	475,176	486,120
Time certificates of less than $100,000	315,647	451,795
Time Deposits 100000 Or More Fair Value Disclosure	429,634	566,680
Total interest-bearing deposits	1,220,457	1,504,595
Total deposits	1,543,868	1,830,202
Notes payable and other borrowings	8,428	50,445
Subordinated debentures		149,156
Estimate Fair Value [Member]
Investment securities: [Abstract]
Total investment securities	18,442	16,864
Loans secured by real estate: [Abstract]
Total loans secured by real estate	1,063,446	1,317,508
Total portfolio loans	1,202,856	1,510,849
Net portfolio loans	1,139,401	1,425,061
Interest-bearing: [Abstract]
Total interest-bearing deposits	1,226,005	1,513,901
Total deposits	1,549,416	1,839,508
Estimate Fair Value [Member] | Fair Value, Level 1 [Member]
Financial assets: [Abstract]
Cash	56,582	37,162
Deposits: [Abstract]
Noninterest-bearing	323,411	325,607
Estimate Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets: [Abstract]
Cash equivalents	270,265	315,205
Loans held for sale		2,129
Investment securities: [Abstract]
Available for sale	15,706	14,883
Federal Home Loan Bank and Federal Reserve Bank stock	10,531	12,807
Interest-bearing: [Abstract]
Demand accounts	475,176	486,120
Estimate Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Investment securities: [Abstract]
Held for long-term investment	2,736	1,981
Loans secured by real estate: [Abstract]
Commercial	753,298	890,033
Residential Real Estate Loans Fair Value Disclosure	253,625	325,044
Construction, land development and other land	56,523	102,431
Commercial And Other Business Purposes Loans Fair Value Disclosure	127,816	178,402
Consumer Loans Receivable Fair Value Disclosure	9,565	12,395
Other Loans Receivable Fair Value Disclosure	2,029	2,544
Less allowance for loan losses	(63,455)	(85,788)
Interest-bearing: [Abstract]
Time certificates of less than $100,000	318,385	456,974
Time Deposits 100000 Or More Fair Value Disclosure	432,444	570,807
Notes payable and other borrowings	9,671	50,824
Subordinated debentures		$ 123,452